Game Your Game Acquisition (Details) - Game Your Game [Member] - USD ($) $ in Thousands		12 Months Ended
	Apr. 09, 2021	Dec. 31, 2021	Dec. 31, 2022
Game Your Game Acquisition (Details) [Line Items]
Purchase price	$ 3,100
Company acquired shares (in Shares)	522,000
Outstanding shares percentage	55.40%
Goodwill	$ 500		$ 459
Ownership percentage	44.60%
Acquisition-related costs		$ 300